Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000003511 [Member] | Prudential plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000003511 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000003511 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000003511 [Member] | Berkshire Hathaway Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000003511 [Member] | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000003511 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000003511 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000003511 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000003511 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000003511 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000003511 [Member] | All Other Assets Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000003511 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%	[3]
C000003511 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000003511 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000003511 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000003511 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000003511 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000003511 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003511 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003511 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000003511 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000003511 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003511 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000003511 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000003511 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003511 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003511 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000003511 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000003511 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000003511 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003511 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000003512 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000003512 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000003512 [Member] | Ionis Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000003512 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000003512 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000003512 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000003512 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000003512 [Member] | Heineken Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000003512 [Member] | National Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000003512 [Member] | SOL SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000003512 [Member] | All Other Assets Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000003512 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%	[6]
C000003512 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000003512 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000003512 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003512 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000003512 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000003512 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003512 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000003512 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000003512 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000003512 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003512 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000003512 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003512 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003512 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003512 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000003512 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003512 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000003512 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000003512 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000003512 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003512 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000003512 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[5]
C000050916 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[7]
C000050916 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000050916 [Member] | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000050916 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000050916 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000050916 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000050916 [Member] | Diageo plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000050916 [Member] | Megacable Holdings SAB de CV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000050916 [Member] | Kemira Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000050916 [Member] | DHL Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000050916 [Member] | All Other Assets Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[8]
C000050916 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[9]
C000050916 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050916 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000050916 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000050916 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000050916 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000050916 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000050916 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000050916 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000050916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000050916 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000050916 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000050916 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000050916 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000050916 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000050916 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050916 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000050916 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000050916 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000050916 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000050916 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000050916 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000050916 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000050916 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000050916 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%	[8]
C000080766 [Member] | Prudential plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[11]
C000080766 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000080766 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000080766 [Member] | Rubis SCA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000080766 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000080766 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[11]
C000080766 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[11]
C000080766 [Member] | Kemira Oyj [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000080766 [Member] | DHL Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000080766 [Member] | Winpak Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[11]
C000080766 [Member] | All Other Assets Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]
C000080766 [Member] | Other Countries each less than 3 0 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[13]
C000080766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080766 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000080766 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080766 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000080766 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000080766 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000080766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000080766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000080766 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080766 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000080766 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080766 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080766 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000080766 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080766 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000080766 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080766 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080766 [Member] | All Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%	[12]

[1]	Excludes short-term investments.
[2]	Includes cash, Treasury Bills, and money market funds.
[3]	Other Countries each less than 3% includes Belgium, Canada, Chile, China, Finland, Hong Kong, Mexico, Netherlands, Philippines, Singapore and Sweden.
[4]	Excludes short-term investments.
[5]	Includes cash, Treasury Bills, and money market funds.
[6]	Other Countries each less than 3% includes Belgium, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Philippines and Sweden.
[7]	Excludes short-term investments.
[8]	Includes cash and money market funds.
[9]	Other Countries each less than 3% includes Belgium, China and Sweden.
[10]	Amount represents less than 0.1% of net assets.
[11]	Excludes short-term investments.
[12]	Includes cash and money market funds.
[13]	Other Countries each less than 3% includes Belgium, Chile, China, Hong Kong, Italy, Mexico, Netherlands, Philippines, Singapore, Sweden and United States.